Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Provisions	Provisions
A summary of changes to the provisions is as follows:

	Reclamation and rehabilitation (a)	Environmental fees (b)	Health plan obligations (c)	Total
As at December 31, 2023	$15,984	$5,480	$11,864	$33,328
Recognized in period	—	—	—	—
Acquisition of PSN (Note 5)	1,690	—	—	1,690
Change in assumptions	226	61	204	491
Settlement of provisions	(599)	(44)	(702)	(1,345)
Accretion expense (Note 19)	957	43	1,171	2,171
Exchange difference	(2,106)	(744)	(1,684)	(4,534)
As at December 31, 2024	$16,152	$4,796	$10,853	$31,801
Less: current portion	(2,325)	(28)	(626)	(2,979)
Non-current portion	$13,827	$4,768	$10,227	$28,822

As at December 31, 2022	$9,540	$4,299	$8,277	$22,116
Recognized in period	—	57	—	57
Change in assumptions	3,182	—	215	3,397
Settlement of provisions	(83)	(79)	(618)	(780)
Accretion expense (Note 19)	715	86	1,546	2,347
Exchange difference	2,630	1,117	2,444	6,191
As at December 31, 2023	$15,984	$5,480	$11,864	$33,328
Less: current portion	(2,194)	(65)	(691)	(2,950)
Non-current portion	$13,790	$5,415	$11,173	$30,378
11.    Provision (cont.)
a)Reclamation and rehabilitation provision
As of December 31, 2024, the Company estimated the inflated undiscounted costs to be incurred with respect to future mine closure and reclamation activities related to the existing mining operation of the Marmato mine to be COP 45.7 billion (December 31, 2023 – COP 46.2 billion), equivalent to $10.4 million at the December 31, 2024 exchange rate (December 31, 2023 - $12.1 million).
As of December 31, 2024, the Company estimated the inflated undiscounted costs to be incurred with respect to future mine closure and reclamation activities related to the existing mining operation of the Segovia Operations to be COP 88.3 billion (December 31, 2023 – COP 81.8 billion), equivalent to $20.0 million at the December 31, 2024 exchange rate (December 31, 2023 - $21.4 million).
As of December 31, 2024, the Company estimated the inflated undiscounted costs to be incurred with respect to remediation of current disturbances and reclamation activities related to the existing infrastructure of the Soto Norte Project to be COP 40.1 billion, equivalent to $9.1 million at the December 31, 2024 exchange rate.

The following table summarizes the assumptions used to determine the decommissioning provision:

	Expected date of expenditures	Inflation rate	Pre-tax risk-free rate
Marmato Mine	2025-2042	2.81%	11.56%
Segovia Operations	2025-2034	3.49%	11.06%
PSN	2025-2068	4.33%	8.60%
b)Environmental fees
The Company’s mining and exploration activities are subject to Colombian laws and regulations governing the protection of the environment. Colombian regulations provide for fees applicable to entities discharging effluents to river basins. The local environmental authority in Segovia has issued two resolutions assessing fees totaling COP 34.6 billion ($7.8 million), which the Company is disputing. The Company has a provision in the amount of COP 21.1 billion ($4.8 million) related to the present value of its best estimate of the potential liability for these fees (December 31, 2023 – COP 20.9 billion equivalent to approximately $5.5 million).
c)Health plan obligations
The health plan obligation of COP 47.9 billion (approximately $10.9 million) is based on an actuarial report prepared as at December 31, 2024 with an inflation rate of 4.8% and a discount rate of 9.0%. The Company is currently paying approximately COP 0.3 billion (approximately less than $0.1 million) monthly to fund the obligatory health plan contributions. At December 31, 2024, non-current cash in trust includes approximately $2.5 million deposited in a restricted cash account as security against this obligation (December 31, 2023 - $0.9 million).
d)Claims
In the ordinary course of business, the Company is involved in and potentially subject to legal actions and proceedings. The Company records provisions for such claims when considered material and an outflow of resources is considered probable.
The Company is subject to tax audits from various tax authorities on an ongoing basis. As a result, from time to time, tax authorities may disagree with the positions and conclusions taken by the Company in its tax filings or legislation could be amended or interpretations of current legislation could change, and any of these events could lead to reassessments. The Company records provisions for such claims when it determines it is not probable that the taxation authority will accept its filing position.
No such provisions have been recorded by the Company.